Related-Party and Party-in-Interest Transactions (Details) - EBP023 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party and Party-in-Interest Transactions [Line Items]
Administration cost absorbed by employer [true false]	true
Employer Common Stock Fund [Member] | Master Trust [Member]
Related Party and Party-in-Interest Transactions [Line Items]
Purchases	$ 210,457
Sales	$ 385,601